Common Stock (Detail Textuals 2) (USD $)	1 Months Ended	0 Months Ended			1 Months Ended	6 Months Ended		12 Months Ended							0 Months Ended															1 Months Ended								2 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended	0 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	0 Months Ended						1 Months Ended	0 Months Ended
	Jun. 24, 2014	Apr. 11, 2014	Mar. 14, 2014	Jan. 10, 2014	Mar. 28, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2007	May 06, 2014 Standby Equity Distribution Agreement	Mar. 21, 2014 Standby Equity Distribution Agreement	Feb. 14, 2014 Standby Equity Distribution Agreement	Jan. 24, 2014 Standby Equity Distribution Agreement	Jan. 17, 2014 Standby Equity Distribution Agreement	Jan. 08, 2014 Standby Equity Distribution Agreement	Dec. 18, 2013 Standby Equity Distribution Agreement	Nov. 26, 2013 Standby Equity Distribution Agreement	Oct. 15, 2013 Standby Equity Distribution Agreement	Sep. 11, 2013 Standby Equity Distribution Agreement	Jul. 17, 2013 Standby Equity Distribution Agreement	Jun. 03, 2013 Standby Equity Distribution Agreement	May 22, 2013 Standby Equity Distribution Agreement	May 14, 2013 Standby Equity Distribution Agreement	Apr. 26, 2013 Standby Equity Distribution Agreement	Apr. 30, 2014 Standby Equity Distribution Agreement	Oct. 31, 2013 Standby Equity Distribution Agreement	Sep. 30, 2013 Standby Equity Distribution Agreement	Jul. 31, 2013 Standby Equity Distribution Agreement	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 04, 2011 Standby Equity Distribution Agreement	Jun. 30, 2013 Standby Equity Distribution Agreement	Dec. 31, 2013 Standby Equity Distribution Agreement	Sep. 19, 2013 Restricted Stock	Aug. 30, 2013 Restricted Stock	Jul. 31, 2013 Restricted Stock	May 31, 2013 Restricted Stock	Dec. 31, 2013 Restricted Stock Investor	Feb. 20, 2013 Restricted Stock Foreign Consultants	Dec. 24, 2013 Restricted Stock Consultant	Sep. 30, 2013 Restricted Stock Consultant	Jan. 31, 2012 Restricted Stock Consultant	Dec. 31, 2013 Restricted Stock Consultant	Oct. 08, 2013 Restricted Stock Investor Relations Consultant	Sep. 12, 2013 Restricted Stock Investor Relations Consultant	Jan. 16, 2013 Restricted Stock Investor Relations Consultant	Dec. 14, 2012 Restricted Stock Investor Relations Consultant	Sep. 30, 2013 Restricted Stock Investor Relations Consultant	Jan. 31, 2012 Restricted Stock Investor Relations Consultant	Dec. 31, 2013 Restricted Stock Investor Relations Consultant	Jun. 24, 2014 Restricted Stock Accredited Investor	Apr. 11, 2014 Restricted Stock Accredited Investor	Mar. 14, 2014 Restricted Stock Accredited Investor	Jul. 29, 2013 Restricted Stock Accredited Investor	Jul. 09, 2013 Restricted Stock Accredited Investor	May 27, 2013 Restricted Stock Accredited Investor	Feb. 14, 2013 Restricted Stock Accredited Investor	May 31, 2013 Restricted Stock Accredited Investor	Feb. 13, 2014 Restricted Stock Plan 401 K	Jan. 15, 2013 Restricted Stock Plan 401 K	Jan. 15, 2013 Restricted Stock Plan 401 K Officers and Directors	May 31, 2012 Restricted Stock Plan 401 K Officers and Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares committed to issue to eligible employees																																																																	73,315	55,253
Value of the shares committed to issue to eligible employees						$ 76,250																																																											$ 76,250	$ 76,250	$ 76,250
Closing bid price of common stock																																																	$ 0.91		$ 1.20		$ 1.85	$ 1.10													$ 1.38	$ 1.50
Restricted shares of Common Shares	15,000	7,500	3,500	34,374																																						37,273	33,889		100,000	19,988				30,000		107,500						150,000	70,000	27,273	10,000	8,889	100,000	25,000
Value of restricted stock shares issued	19,920	10,147	6,101	26,248		642,100		75,000																															5,330			40,000	35,000			18,189				29,520	29,520						422,100	150,000	70,000	30,000	10,000	10,000	125,000	25,000
Number of shares issued related to restricted stock	362,308	150,000	70,000																																		244,216																				362,308	150,000
Number of common stock issued to YA															32,270	13,597	68,493	31,705	24,912	29,687	18,277	16,754	10,371	9,686	22,762	35,026	22,446	23,436	20,613	85,822	10,371	9,686	22,762					103,521	16,754
Proceeds from issuance of common stock to YA						310,000		205,000		90,000		230,000			50,000	25,000	150,000	25,000	20,000	25,000	15,000	15,000	10,000	10,000	25,000	50,000	35,000	35,000	25,000	150,000	10,000	10,000	25,000					145,000	15,000
Number of vendors for services																																												2
Method of discount calculation						Finnerty Method																																											Finnerty Method				Finnerty Method
Restricted stock discount						17.00%		18.00%																																									17.00%		17.00%		18.00%	17.00%
Prepaid expenses and other current assets								10,275	[1]	0	[1]
Shares Grant to Consultant for services rendered								5,330		3,250		6,750
Number of shares issued																																		25,712	17,705	25,063											5,000
Proceeds from issuance of common shares										1,267,540																								25,000	25,000	40,000									125,000		5,330
Number of shares issued for services					3,500	26,000																																		10,000	30,000						5,000	1,994	19,988						15,000
Value of shares issued for services					6,101	36,168							7,501	750																										9,020	29,520						5,330	3,250	15,021			163,078	163,077	9,020	15,000
Prepaid expenses and other current assets								0	[1]	151,700	[1]
Investor relation expense during the period										11,377																																														19,245
Total expense included in prepaid expense						10,275	140,323	179,965		26,377																																														29,520
Excess shares issued to law firm at that date				$ 10,346		$ 26,248

[1]	Fair values are based on the public trading price of the Company's Common Stock on the date of commitment net of restricted stock discount (calculated under Finnerty Method).